SCHEDULE OF REMUNERATION OF KEY MANAGEMENT PERSONNEL (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Related Party Disclosures
Short-term employee benefits	$ 1,447,593	$ 1,529,124	$ 1,894,413
Post-employment benefits	114,820	113,511	125,822
Share-based payments	129,248	253,453	387,046
Other long-term benefits	8,239	10,978	4,797
Termination benefits
Total remuneration of Key Management Personnel	$ 1,699,900	$ 1,907,066	$ 2,412,078